Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CitizensSelect Funds
Entity Central Index Key	0001167368
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Dreyfus Institutional Preferred Treasury Securities Money Market Fund - Hamilton Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Institutional Preferred Treasury Securities Money Market Fund
Class Name	Hamilton Shares
Trading Symbol	CEAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamilton Shares *	$ 8	0.15% **
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 8	[1]
Expense Ratio, Percent	0.15%	[1],[2]
Net Assets	$ 3,303,000,000
Holdings Count | Holdings	42
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/2 4)
Fund Size (Millions)	Number of Holdings
$ 3,303	42

Holdings [Text Block]	Portfolio Ho ld ings (as of 9/3 0/ 24) Allocation of Holdings (Based on Net As sets)
Dreyfus Institutional Preferred Treasury Securities Money Market Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Institutional Preferred Treasury Securities Money Market Fund
Class Name	Institutional Shares
Trading Symbol	CEIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares *	$ 5	0.10% **
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.10%	[1],[2]
Net Assets	$ 3,303,000,000
Holdings Count | Holdings	42
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings
$ 3,303	42

Holdings [Text Block]	Portfolio Holdi ng s (as of 9/30/24) Allocation of Holdings (Based on Net Ass ets)

[1]	During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	Annualized.